Borrowings - Summary of Bills Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about borrowings [line items]
Long-term bills payable			$ 11,997,753
Unamortized Discounts [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable			2,247
Longterm Bills Payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable			12,000,000
Short-term Bills Payable [member] | Commercial Papers [Member]
Disclosure of detailed information about borrowings [line items]
Short Term Bills Payable	$ 2,787,340	$ 91,030
Short-term Bills Payable [member] | Gross carrying amount [member] | Commercial Papers [Member]
Disclosure of detailed information about borrowings [line items]
Short Term Bills Payable	2,790,000	91,117
Short-term Bills Payable [member] | Unamortized Discounts [member] | Commercial Papers [Member]
Disclosure of detailed information about borrowings [line items]
Short Term Bills Payable	$ 2,660	$ 87
Ta Ching Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable			3,000,000
Cathay United Bank [Member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable			$ 9,000,000